Document and Entity Information	Aug. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2022
Entity Registrant Name	Magyar Bancorp, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51726
Entity Tax Identification Number	20-4154978
Entity Address, Address Line One	400 Somerset Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	732
Local Phone Number	342-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001337068
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	MGYR
Security Exchange Name	NASDAQ